Quarterly Holdings Report
for
Fidelity Freedom® 2010 Fund
December 31, 2023
F10-NPRT3-0224
1.811322.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $6,492,456)	6,520,000	6,493,576

Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	1,385,089	14,917,413
Fidelity Series Blue Chip Growth Fund (c)	2,632,564	41,120,651
Fidelity Series Commodity Strategy Fund (c)	256,087	23,721,335
Fidelity Series Growth Company Fund (c)	3,942,922	76,768,692
Fidelity Series Intrinsic Opportunities Fund (c)	1,412,165	15,293,747
Fidelity Series Large Cap Stock Fund (c)	3,699,083	72,280,089
Fidelity Series Large Cap Value Index Fund (c)	1,535,780	22,606,687
Fidelity Series Opportunistic Insights Fund (c)	2,430,667	45,842,375
Fidelity Series Small Cap Core Fund (c)	10,897	122,589
Fidelity Series Small Cap Discovery Fund (c)	559,156	6,530,944
Fidelity Series Small Cap Opportunities Fund (c)	1,561,504	21,704,904
Fidelity Series Stock Selector Large Cap Value Fund (c)	3,864,221	50,466,733
Fidelity Series Value Discovery Fund (c)	3,039,165	45,222,769
TOTAL DOMESTIC EQUITY FUNDS (Cost $294,423,021)		436,598,928

International Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,213,298	32,513,349
Fidelity Series Emerging Markets Fund (c)	5,825,468	49,283,462
Fidelity Series Emerging Markets Opportunities Fund (c)	11,216,309	194,378,630
Fidelity Series International Growth Fund (c)	5,301,907	90,821,659
Fidelity Series International Small Cap Fund (c)	3,227,343	54,735,739
Fidelity Series International Value Fund (c)	7,789,921	90,908,373
Fidelity Series Overseas Fund (c)	6,997,587	90,758,706
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $452,012,606)		603,399,918

Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	55,714,233	527,613,790
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	12,154,816	93,105,888
Fidelity Series Emerging Markets Debt Fund (c)	2,445,682	18,954,039
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	669,006	6,268,590
Fidelity Series Floating Rate High Income Fund (c)	322,234	2,909,774
Fidelity Series High Income Fund (c)	2,307,702	19,407,774
Fidelity Series International Credit Fund (c)	460,020	3,670,956
Fidelity Series International Developed Markets Bond Index Fund (c)	16,142,250	141,083,265
Fidelity Series Investment Grade Bond Fund (c)	128,361,888	1,296,455,071
Fidelity Series Long-Term Treasury Bond Index Fund (c)	24,277,963	142,268,861
Fidelity Series Real Estate Income Fund (c)	376,941	3,577,172
TOTAL BOND FUNDS (Cost $2,516,350,081)		2,255,315,180

Short-Term Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	9,638,568	9,640,496
Fidelity Series Government Money Market Fund 5.43% (c)(e)	274,432,603	274,432,603
Fidelity Series Short-Term Credit Fund (c)	4,911,506	48,378,335
TOTAL SHORT-TERM FUNDS (Cost $332,822,842)		332,451,434

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,602,101,006)	3,634,259,036
NET OTHER ASSETS (LIABILITIES) - 0.0%	64,328
NET ASSETS - 100.0%	3,634,323,364

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	725	Mar 2024	81,845,703	2,650,000	2,650,000
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,155	Mar 2024	125,633,320	2,783,246	2,783,246
CBOT Long Term U.S. Treasury Bond Contracts (United States)	145	Mar 2024	18,115,938	1,315,107	1,315,107

TOTAL PURCHASED					6,748,353

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	122	Mar 2024	29,402,000	(976,160)	(976,160)
ICE MSCI EAFE Index Contracts (United States)	21	Mar 2024	2,365,020	(89,917)	(89,917)
ICE MSCI Emerging Markets Index Contracts (United States)	640	Mar 2024	33,078,400	(1,466,366)	(1,466,366)

TOTAL SOLD					(2,532,443)

TOTAL FUTURES CONTRACTS					4,215,910
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,493,576.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	6,244,165	68,116,529	64,720,198	255,658	56	(56)	9,640,496	0.0%
Total	6,244,165	68,116,529	64,720,198	255,658	56	(56)	9,640,496

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	528,693,486	75,924,127	75,860,021	12,761,032	(2,296,095)	1,152,293	527,613,790
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	114,908,318	3,405,893	19,510,702	3,082,976	(5,173,183)	(524,438)	93,105,888
Fidelity Series All-Sector Equity Fund	17,219,403	789,455	5,291,947	713,633	(25,617)	2,226,119	14,917,413
Fidelity Series Blue Chip Growth Fund	47,342,695	1,263,366	19,639,908	241,953	3,400,239	8,754,259	41,120,651
Fidelity Series Canada Fund	41,177,894	2,711,292	13,841,216	1,091,756	3,152,237	(686,858)	32,513,349
Fidelity Series Commodity Strategy Fund	26,653,551	3,350,385	4,637,116	1,104,104	(4,235,116)	2,589,631	23,721,335
Fidelity Series Emerging Markets Debt Fund	19,684,439	1,102,584	2,821,366	921,958	(654,563)	1,642,945	18,954,039
Fidelity Series Emerging Markets Debt Local Currency Fund	6,664,282	373,213	946,048	308,983	(83,397)	260,540	6,268,590
Fidelity Series Emerging Markets Fund	35,093,093	14,037,553	1,787,338	1,184,081	(138,517)	2,078,671	49,283,462
Fidelity Series Emerging Markets Opportunities Fund	231,554,078	5,683,314	54,441,962	5,467,913	3,509,594	8,073,606	194,378,630
Fidelity Series Floating Rate High Income Fund	3,057,561	233,873	435,259	222,138	(27,091)	80,690	2,909,774
Fidelity Series Government Money Market Fund 5.43%	264,841,852	55,795,594	46,204,843	10,433,375	-	-	274,432,603
Fidelity Series Growth Company Fund	88,280,144	6,245,975	35,417,918	2,426,709	2,634,945	15,025,546	76,768,692
Fidelity Series High Income Fund	20,230,146	1,022,068	2,368,015	958,774	(234,041)	757,616	19,407,774
Fidelity Series International Credit Fund	3,464,558	131,996	18,708	131,995	241	92,869	3,670,956
Fidelity Series International Developed Markets Bond Index Fund	150,191,540	7,392,345	17,060,158	5,526,404	(2,242,028)	2,801,566	141,083,265
Fidelity Series International Growth Fund	108,802,506	5,405,933	30,750,352	1,186,471	9,330,878	(1,967,306)	90,821,659
Fidelity Series International Small Cap Fund	29,862,713	30,215,554	11,631,847	1,968,260	2,152,685	4,136,634	54,735,739
Fidelity Series International Value Fund	108,360,324	4,697,059	31,371,764	2,954,123	5,872,767	3,349,987	90,908,373
Fidelity Series Intrinsic Opportunities Fund	15,926,539	5,365,366	5,125,650	3,418,883	340,561	(1,213,069)	15,293,747
Fidelity Series Investment Grade Bond Fund	1,358,530,574	87,466,546	148,659,246	40,569,833	(13,705,735)	12,822,932	1,296,455,071
Fidelity Series Large Cap Stock Fund	82,868,143	4,807,291	23,577,875	3,953,129	8,457,450	(274,920)	72,280,089
Fidelity Series Large Cap Value Index Fund	25,977,294	1,797,699	6,676,783	930,349	1,356,712	151,765	22,606,687
Fidelity Series Long-Term Treasury Bond Index Fund	154,959,806	20,944,361	25,400,769	3,525,297	(6,705,047)	(1,529,490)	142,268,861
Fidelity Series Opportunistic Insights Fund	52,621,308	631,880	16,864,099	478,316	1,263,928	8,189,358	45,842,375
Fidelity Series Overseas Fund	108,700,949	4,866,864	29,946,337	1,509,151	4,665,038	2,472,192	90,758,706
Fidelity Series Real Estate Income Fund	6,752,495	531,264	3,750,269	260,791	(161,729)	205,411	3,577,172
Fidelity Series Short-Term Credit Fund	53,566,356	1,317,269	7,501,415	1,114,528	(201,170)	1,197,295	48,378,335
Fidelity Series Small Cap Core Fund	-	152,311	49,992	2,393	4,470	15,800	122,589
Fidelity Series Small Cap Discovery Fund	7,577,910	781,737	2,687,007	204,096	214,297	644,007	6,530,944
Fidelity Series Small Cap Opportunities Fund	25,432,828	1,022,716	7,812,405	236,696	1,872,545	1,189,220	21,704,904
Fidelity Series Stock Selector Large Cap Value Fund	57,864,714	3,488,855	15,518,652	2,363,078	2,258,978	2,372,838	50,466,733
Fidelity Series Value Discovery Fund	51,628,462	3,352,745	11,577,919	2,133,664	410,457	1,409,024	45,222,769
	3,848,489,961	356,308,483	679,184,906	113,386,842	15,014,693	77,496,733	3,618,124,964

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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